Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 617	$ 932
Trade and other receivables, net	1,136	1,051
Inventories	1,370	1,245
Current tax assets	14	21
Assets held for sale	144	26
Derivatives	11	7
Other assets	40	50
Total current assets	3,332	3,332
Non-current assets
Related party and other non-current receivables	352	352
Investments in associates and joint ventures	24	22
Deferred tax assets	32	8
Property, plant and equipment	2,923	3,010
Intangible assets	9,659	9,902
Derivatives	281	257
Other assets	79	71
Total non-current assets	13,350	13,622
Total assets	16,682	16,954
Current liabilities
Trade and other payables	1,116	1,182
Liabilities directly associated with assets held for sale	34	23
Borrowings	470	746
Current tax liabilities	44	46
Derivatives	2	3
Employee benefits	213	248
Provisions	39	65
Total current liabilities	1,918	2,313
Non-current liabilities
Non-current payables	45	40
Borrowings	10,919	11,325
Deferred tax liabilities	1,014	1,082
Employee benefits	1,045	1,162
Provisions	89	75
Total non-current liabilities	13,112	13,684
Total liabilities	15,030	15,997
Net assets	1,652	957
Equity
Share capital	1,664	1,664
Reserves	(1,728)	(1,988)
Retained profits	1,706	1,272
Equity attributable to equity holder of the Group	1,642	948
Non-controlling interests	10	9
Total equity	$ 1,652	$ 957